Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary shares	Subscription receivable	Additional paid-in capital	Retained earnings	Statutory reserve	Accumulated other comprehensive (loss) income	Total Pop Culture Group Co., Ltd’s Shareholders' Equity	Non-Controlling Interests	Total
Balance at Jun. 30, 2018		$ 13,426	$ (13,426)	$ 2,142,518	$ 1,306,691	$ 145,188	$ 10,997	$ 3,605,394	$ 248,684	$ 3,854,078
Balance (in Shares) at Jun. 30, 2018	[1]	13,425,911
Net income for the period					3,584,514			3,584,514	247,244	3,831,758
Appropriation of statutory reserve					(358,452)	358,452
Foreign currency translation adjustment							(152,343)	(152,343)	(10,507)	(162,850)
Balance at Jun. 30, 2019		$ 13,426	(13,426)	2,142,518	4,532,753	503,640	(141,346)	7,037,565	485,421	7,522,986
Balance (in Shares) at Jun. 30, 2019	[1]	13,425,911
Issuance of additional shares		$ 3,359	(2,015)	3,671,227				3,672,571	145,271	3,817,842
Issuance of additional shares (in Shares)	[1]	3,359,000
Net income for the period					2,435,821			2,435,821	189,996	2,625,817
Appropriation of statutory reserve					(275,454)	275,454
Foreign currency translation adjustment							(226,235)	(226,235)	(15,604)	(241,839)
Balance at Jun. 30, 2020		$ 16,785	(15,441)	5,813,745	6,693,120	779,094	(367,581)	12,919,722	805,084	13,724,806
Balance (in Shares) at Jun. 30, 2020	[1]	16,784,911
Shares issued for acquisition of non-controlling interests		$ 1,065		829,373			(25,354)	805,084	(805,084)
Shares issued for acquisition of non-controlling interests (in Shares)	[1]	1,065,089
Net income for the period					4,267,542			4,267,542		4,267,542
Appropriation of statutory reserve					(462,479)	462,479
Foreign currency translation adjustment							1,335,757	1,335,757		1,335,757
Balance at Jun. 30, 2021		$ 17,850	$ (15,441)	$ 6,643,118	$ 10,498,183	$ 1,241,573	$ 942,822	$ 19,328,105		$ 19,328,105
Balance (in Shares) at Jun. 30, 2021	[1]	17,850,000

[1]	Certain shares are related to the reorganization for the founding shareholders and are presented on a retroactive basis to reflect the reorganization (see Note 13).